6. Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 3,153,020
NOL expiration date	Dec. 31, 2036